Columbia Flexible Capital Income Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Flexible Capital Income Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 35.3%
Issuer	Shares	Value ($)
Communication Services 2.3%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	425,000	12,448,250
Verizon Communications, Inc.	225,000	9,951,750
Total		22,400,000
Media 0.5%
Comcast Corp., Class A	185,000	6,284,450
Total Communication Services		28,684,450
Consumer Discretionary 1.9%
Broadline Retail 0.5%
Macy’s, Inc.	500,000	6,615,000
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	30,000	6,208,200
Household Durables 0.4%
Newell Brands, Inc.	750,000	4,440,000
Specialty Retail 0.5%
Best Buy Co., Inc.	85,000	6,259,400
Total Consumer Discretionary		23,522,600
Consumer Staples 2.7%
Beverages 1.0%
PepsiCo, Inc.	85,000	12,635,250
Food Products 0.7%
Mondelez International, Inc., Class A	150,000	9,216,000
Personal Care Products 0.5%
Kenvue, Inc.	290,000	6,005,900
Tobacco 0.5%
Philip Morris International, Inc.	37,500	6,267,375
Total Consumer Staples		34,124,525
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	80,000	12,848,000
Diamondback Energy, Inc.	45,000	6,694,200
EOG Resources, Inc.	52,500	6,553,050
Exxon Mobil Corp.	115,000	13,143,350
Total		39,238,600
Total Energy		39,238,600
Financials 7.0%
Banks 2.9%
JPMorgan Chase & Co.	31,500	9,494,730
M&T Bank Corp.	65,000	13,107,900
U.S. Bancorp	275,000	13,428,250
Total		36,030,880
Capital Markets 2.3%
Ares Capital Corp.	415,000	9,296,000
Blackstone Secured Lending Fund	200,000	5,994,000
Morgan Stanley	87,500	13,167,000
Total		28,457,000
Financial Services 0.0%
Clovis Liquidation Trust(a),(b),(c)	11,789,772	353,693
Insurance 0.8%
MetLife, Inc.	117,500	9,559,800
Mortgage Real Estate Investment Trusts (REITS) 1.0%
Starwood Property Trust, Inc.	625,000	12,668,750
Total Financials		87,070,123
Health Care 5.2%
Biotechnology 1.8%
AbbVie, Inc.	60,000	12,624,000
Amgen, Inc.	32,500	9,350,575
Total		21,974,575
Health Care Equipment & Supplies 0.5%
Medtronic PLC	70,000	6,496,700
Health Care Providers & Services 0.9%
CVS Health Corp.	150,000	10,972,500

Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.0%
Bristol-Myers Squibb Co.	200,000	9,436,000
Merck & Co., Inc.	115,000	9,673,800
Pfizer, Inc.	260,000	6,437,600
Total		25,547,400
Total Health Care		64,991,175
Industrials 2.3%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	21,000	9,568,230
RTX Corp.	40,000	6,344,000
Total		15,912,230
Ground Transportation 0.5%
Union Pacific Corp.	28,500	6,371,745
Machinery 0.5%
Stanley Black & Decker, Inc.	92,500	6,871,825
Total Industrials		29,155,800
Information Technology 4.6%
Communications Equipment 1.0%
Cisco Systems, Inc.	185,000	12,781,650
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	185,000	12,400,550
IT Services 0.5%
International Business Machines Corp.	27,500	6,695,975
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc.	20,000	5,947,800
Texas Instruments, Inc.	46,500	9,415,320
Total		15,363,120
Technology Hardware, Storage & Peripherals 0.9%
HP, Inc.	375,000	10,702,500
Total Information Technology		57,943,795
Materials 1.6%
Chemicals 1.1%
LyondellBasell Industries NV, Class A	125,000	7,043,750
Nutrien Ltd.	105,000	6,050,100
Total		13,093,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
International Paper Co.	135,000	6,706,800
Total Materials		19,800,650
Real Estate 2.6%
Industrial REITs 0.5%
Prologis, Inc.	57,500	6,542,350
Office REITs 0.6%
BXP, Inc.	95,000	6,888,450
Residential REITs 0.5%
Invitation Homes, Inc.	200,000	6,258,000
Retail REITs 0.5%
Realty Income Corp.	110,000	6,463,600
Specialized REITs 0.5%
VICI Properties, Inc.	185,000	6,249,300
Total Real Estate		32,401,700
Utilities 2.0%
Electric Utilities 1.5%
Duke Energy Corp.	50,000	6,124,500
Entergy Corp.	70,000	6,166,300
FirstEnergy Corp.	142,500	6,215,850
Total		18,506,650
Gas Utilities 0.5%
UGI Corp.	175,000	6,062,000
Total Utilities		24,568,650
Total Common Stocks (Cost $353,391,577)		441,502,068

Convertible Bonds 11.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Intuitive Machines, Inc.(d)
10/01/2030	2.500%	6,500,000	6,423,300
Automotive 0.5%
Rivian Automotive, Inc.
03/15/2029	4.625%	6,500,000	6,459,130
Brokerage/Asset Managers/Exchanges 1.0%
Galaxy Digital Holdings LP(d)
12/01/2029	2.500%	4,500,000	5,755,660
Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WisdomTree, Inc.(d)
08/15/2030	4.625%	6,000,000	6,255,000
Total			12,010,660
Cable and Satellite 0.3%
BlackSky Technology, Inc.(d)
08/01/2033	8.250%	3,000,000	3,182,921
Consumer Products 0.5%
LCI Industries(d)
03/01/2030	3.000%	6,100,000	6,651,507
Diversified Manufacturing 0.5%
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	5,500,000	5,890,500
Electric 1.2%
PG&E Corp.
12/01/2027	4.250%	6,000,000	6,094,392
WEC Energy Group, Inc.
06/01/2029	4.375%	8,000,000	9,380,000
Total			15,474,392
Finance Companies 0.5%
Hercules Capital, Inc.(d)
09/01/2028	4.750%	6,400,000	6,389,120
Healthcare REIT 0.5%
Welltower OP LLC(d)
07/15/2029	3.125%	4,200,000	5,895,539
Leisure 0.5%
Carnival Corp.
12/01/2027	5.750%	2,500,000	6,132,731
Other Financial Institutions 1.3%
MARA Holdings, Inc.(d),(e)
06/01/2031	0.000%	10,500,000	9,278,336
RWT Holdings, Inc.
10/01/2025	5.750%	6,500,000	6,489,451
Total			15,767,787
Other REIT 1.1%
PennyMac Corp.
03/15/2026	5.500%	12,000,000	11,910,072
Redwood Trust, Inc.
06/15/2027	7.750%	2,000,000	2,008,668
Total			13,918,740
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.5%
Bridgebio Pharma, Inc.(d)
03/01/2031	1.750%	3,300,000	4,326,949
BridgeBio Pharma, Inc.
02/01/2029	2.250%	2,000,000	1,959,248
Total			6,286,197
Retailers 0.0%
Farfetch Ltd.(f)
05/01/2027	0.000%	8,300,000	83,000
Technology 2.1%
Celcuity, Inc.
08/01/2031	2.750%	3,000,000	3,973,131
CSG Systems International, Inc.
09/15/2028	3.875%	5,500,000	6,105,000
Eos Energy Enterprises, Inc.(d)
06/15/2030	6.750%	3,000,000	4,505,559
MicroStrategy, Inc.(d),(e)
12/01/2029	0.000%	6,700,000	6,007,836
Progress Software Corp.
03/01/2030	3.500%	6,000,000	6,134,931
Total			26,726,457
Wireless 0.5%
AST SpaceMobile, Inc.(d)
10/15/2032	2.375%	6,500,000	6,711,913
Total Convertible Bonds (Cost $139,567,874)			144,003,894

Convertible Preferred Stocks 9.7%
Issuer		Shares	Value ($)
Financials 3.2%
Banks 1.0%
Bank of America Corp.(g)	7.250%	10,000	12,500,500
Capital Markets 1.7%
AMG Capital Trust II	5.150%	50,000	3,096,500
Ares Management Corp.	6.750%	115,000	6,343,982
KKR & Co., Inc.	6.250%	225,000	12,322,610
Total			21,763,092
Financial Services 0.5%
Shift4 Payments, Inc.	6.000%	60,000	6,385,200
Total Financials			40,648,792

Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2025 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 0.6%
Health Care Providers & Services 0.6%
BrightSpring Health Services, Inc.	6.750%	95,000	7,792,438
Total Health Care			7,792,438
Industrials 2.0%
Aerospace & Defense 1.2%
Boeing Co. (The)	6.000%	200,000	14,932,000
Trading Companies & Distributors 0.8%
QXO, Inc.	5.500%	165,000	9,502,016
Total Industrials			24,434,016
Information Technology 1.8%
Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc.	7.500%	155,000	9,259,700
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	7.625%	205,000	12,946,057
Total Information Technology			22,205,757
Materials 0.6%
Chemicals 0.6%
Albemarle Corp.	7.250%	185,000	7,311,200
Total Materials			7,311,200
Utilities 1.5%
Electric Utilities 1.5%
Nextera Energy, Inc.	7.234%	140,000	6,350,811
NextEra Energy, Inc.	7.299%	130,000	6,268,229
PG&E Corp.	6.000%	165,000	6,558,985
Total			19,178,025
Total Utilities			19,178,025
Total Convertible Preferred Stocks (Cost $111,383,748)			121,570,228

Corporate Bonds & Notes 41.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.2%
Boeing Co. (The)
05/01/2054	6.858%	5,500,000	6,035,387
United Technologies Corp.
06/01/2042	4.500%	10,500,000	9,258,793
Total			15,294,180
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.5%
American Airlines, Inc.(d)
02/15/2028	7.250%	6,000,000	6,153,705
Apartment REIT 0.5%
Invitation Homes Operating Partnership LP
02/01/2035	4.875%	6,300,000	6,160,828
Automotive 0.7%
Nissan Motor Co., Ltd.(d)
07/17/2030	7.500%	6,000,000	6,271,593
Rivian Holdings/Automotive LLC(d)
01/15/2031	10.000%	3,300,000	3,122,857
Total			9,394,450
Banking 2.0%
Citigroup, Inc.(h)
Subordinated
09/19/2039	5.411%	6,500,000	6,432,577
JPMorgan Chase & Co.(g),(h)
	6.500%	5,800,000	5,962,422
JPMorgan Chase & Co.(h)
04/22/2052	3.328%	9,000,000	6,223,739
M&T Bank Corp.(h)
01/16/2036	5.385%	6,400,000	6,412,273
Total			25,031,011
Building Materials 0.5%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	7,500,000	6,352,443
Cable and Satellite 0.3%
Telesat Canada/LLC(d)
10/15/2027	6.500%	7,114,000	3,441,452
Chemicals 1.7%
INEOS Finance PLC(d)
04/15/2029	7.500%	6,000,000	6,011,736
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	5,900,000	5,870,500
Olympus Water US Holding Corp.(d)
10/01/2029	6.250%	9,500,000	9,273,114
Total			21,155,350
Construction Machinery 0.2%
Vortex Opco LLC.(d)
04/30/2030	8.000%	7,837,500	790,569
Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vortex Opco LLC.(d),(i)
3-month Term SOFR + 6.250% Floor 0.500% 04/30/2030	10.842%	1,800,000	1,794,420
Total			2,584,989
Consumer Products 1.5%
Mattel, Inc.(d)
04/01/2029	3.750%	2,400,000	2,321,253
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,771,365
11/01/2041	5.450%	1,100,000	988,512
Newell Brands, Inc.(h)
04/01/2036	6.875%	4,100,000	4,010,339
Newell Brands, Inc.
04/01/2046	7.000%	5,300,000	4,610,133
SWF Escrow Issuer Corp.(d)
10/01/2029	6.500%	10,500,000	4,205,956
Total			18,907,558
Electric 4.9%
AES Corp. (The)
03/15/2032	5.800%	6,200,000	6,384,396
Duke Energy Corp.(h)
09/01/2054	6.450%	6,100,000	6,317,263
Edison International
03/15/2030	6.250%	8,800,000	9,153,380
Entergy Corp.(h)
12/01/2054	7.125%	6,000,000	6,247,640
Entergy Louisiana LLC
03/15/2055	5.800%	6,000,000	5,973,172
FirstEnergy Corp.
03/01/2050	3.400%	18,000,000	12,080,986
Pacific Gas and Electric Co.
07/01/2050	4.950%	7,500,000	6,206,607
Wisconsin Electric Power Co.
10/01/2054	5.050%	9,800,000	8,857,984
Total			61,221,428
Food and Beverage 1.9%
Mars, Inc.(d)
05/01/2045	5.650%	6,000,000	5,914,212
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	9,000,000	9,044,288
United Natural Foods, Inc.(d)
10/15/2028	6.750%	9,220,000	9,217,507
Total			24,176,007
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 1.4%
Las Vegas Sands Corp.
06/15/2028	5.625%	6,000,000	6,138,181
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	12,000,000	11,519,526
Total			17,657,707
Health Care 2.4%
Acadia Healthcare Co., Inc.(d)
04/15/2029	5.000%	9,800,000	9,584,282
CVS Health Corp.
07/20/2045	5.125%	3,500,000	3,077,685
CVS Health Corp.(h)
03/10/2055	7.000%	6,000,000	6,253,020
Quotient Ltd.(a),(c),(d),(j)
04/15/2030	12.000%	2,083,629	2,021,120
Star Parent, Inc.(d)
10/01/2030	9.000%	8,500,000	9,008,253
Total			29,944,360
Independent Energy 2.4%
Hilcorp Energy I LP/Finance Co.(d)
04/15/2030	6.000%	12,500,000	12,379,394
Occidental Petroleum Corp.
07/15/2044	4.500%	11,572,000	8,657,065
04/15/2046	4.400%	12,200,000	9,253,852
Total			30,290,311
Leisure 0.5%
Carnival Corp.(d)
02/15/2033	6.125%	5,850,000	6,011,278
Life Insurance 0.5%
MetLife, Inc.
07/15/2052	5.000%	7,000,000	6,293,068
Media and Entertainment 2.9%
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	12,500,000	12,138,735
Deluxe Corp.(d)
06/01/2029	8.000%	6,500,000	6,463,038
Lions Gate Capital Holdings LLC(d)
04/15/2029	5.500%	14,500,000	11,380,928
Mav Acquisition Corp.(d)
08/01/2029	8.000%	6,000,000	6,122,162
Total			36,104,863

Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.5%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	6,000,000	6,282,162
Oil Field Services 1.9%
Nabors Industries Ltd.(d)
01/15/2028	7.500%	6,500,000	6,515,305
Nabors Industries, Inc.(d)
08/15/2031	8.875%	7,000,000	6,313,454
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	5,707,692	5,862,152
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	5,010,143	5,135,856
Total			23,826,767
Other Financial Institutions —%
WeWork Companies US LLC(a),(c),(d)
08/15/2027	0.000%	6,975,000	0
Other REIT 0.5%
Prologis LP
03/15/2054	5.250%	6,500,000	6,063,950
Packaging 0.9%
Mauser Packaging Solutions Holding Co.(d)
04/15/2027	9.250%	11,500,000	11,444,079
Pharmaceuticals 2.2%
1261229 BC Ltd.(d)
04/15/2032	10.000%	6,100,000	6,342,393
AbbVie, Inc.
03/15/2055	5.600%	6,000,000	5,926,424
Bausch Health Companies, Inc.(d)
09/30/2028	11.000%	3,477,000	3,645,369
Merck & Co., Inc.
05/17/2053	5.000%	6,500,000	5,889,905
Organon & Co./Foreign Debt Co-Issuer BV(d)
05/15/2034	7.875%	4,700,000	4,235,067
Organon Finance 1 LLC(d)
04/30/2031	5.125%	2,000,000	1,715,191
Total			27,754,349
Railroads 0.5%
Union Pacific Corp.
02/20/2035	5.100%	6,100,000	6,208,680
Restaurants 1.0%
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2030	6.750%	13,000,000	12,233,836
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.0%
Hanesbrands, Inc.(d)
02/15/2031	9.000%	5,500,000	5,851,350
Magic MergeCo, Inc.(d)
05/01/2029	7.875%	9,700,000	6,624,838
Total			12,476,188
Supermarkets 0.5%
Safeway, Inc.
02/01/2031	7.250%	5,500,000	5,941,446
Technology 5.4%
Broadcom, Inc.(d)
02/15/2041	3.500%	7,800,000	6,187,512
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	6,000,000	6,257,313
Consensus Cloud Solutions, Inc.(d)
10/15/2026	6.000%	6,000,000	5,968,784
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	6,500,000	5,992,174
International Business Machines Corp.
02/06/2053	5.100%	7,200,000	6,526,944
Minerva Merger Sub, Inc.(d)
02/15/2030	6.500%	12,500,000	12,258,999
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	9,655,000	9,608,681
Picard Midco, Inc.(d)
03/31/2029	6.500%	5,800,000	5,864,427
Rocket Software, Inc.(d)
02/15/2029	6.500%	9,000,000	8,706,736
Total			67,371,570
Tobacco 0.5%
Philip Morris International, Inc.
04/30/2030	4.375%	6,000,000	6,029,304
Transportation Services 0.5%
Hertz Corp. (The)(d)
07/15/2029	12.625%	5,900,000	6,115,525
Total Corporate Bonds & Notes (Cost $534,347,784)			517,922,844
Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2025 (Unaudited)

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(h)
10/30/2040	10.942%	200,000	5,970,000
Total Preferred Debt (Cost $5,262,418)			5,970,000

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c) 10/13/2026	24,163	0
Quotient Ltd.(a),(b),(c) 07/06/2027	111,309	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(k),(l)	7,305,169	7,302,978
Total Money Market Funds (Cost $7,302,958)		7,302,978
Total Investments in Securities (Cost: $1,151,256,359)		1,238,272,012
Other Assets & Liabilities, Net		12,013,951
Net Assets		1,250,285,963
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $2,374,813, which represents 0.19% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $374,614,547, which represents 29.96% of total net assets.

(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)	Perpetual security with no specified maturity date.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2025.

(i)	Variable rate security. The interest rate shown was the current rate as of August 31, 2025.
(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(l)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	197,401	71,465,819	(64,360,242)	—	7,302,978	(329)	111,572	7,305,169

Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2025 (Unaudited)
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Flexible Capital Income Fund  | 2025

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1QT148_05_R01_(10/25)